Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Other Assets Disclosure [Line Items]
Security deposits for leased property		₨ 5,483.3	$ 75.0	₨ 5,410.3
Sundry accounts receivable		46,755.4	639.3	55,379.5
Advance income tax (net of current tax expense)		33,915.5	463.7	25,140.7
Advances		7,790.4	106.5	7,639.3
Prepaid expenses		1,963.8	26.8	1,374.6
Deposits/Margins paid		12,125.1	165.8	15,226.9
Derivatives (refer to note 23)		84,406.7	1,154.0	190,537.6
Term placements		105,204.8	1,438.4	109,372.8
Receivable on account of trade date		4,928.5	67.4	221,960.9
Right-of-use assets		64,548.8	882.5	60,756.9
Others	[1]	89,850.5	1,228.5	44,552.6
Total		₨ 456,972.8	$ 6,247.9	₨ 737,352.1

[1]	Others include equity securities with carrying value amounting to Rs. 11,611.2 million and Rs. 20, 600.1 million as at March 31, 2020 and March 31, 2021, respectively. Equity securities include non-marketable equity securities carried at cost Rs. 696.9 million and Rs. 999.2 million as at March 31, 2020 and March 31, 2021, respectively. Unrealized gain \ (loss) recognized in non-interest revenue–other, net Rs. (131.1) million and Rs. 7,618.1 million for the fiscal year ended March 31, 2020 and March 31, 2021, respectively.